Related Party Transactions - PIPE Agreements (Detail) - PIPE Agreements - Subsequent events $ / shares in Units, $ in Millions	Oct. 12, 2020 USD ($) $ / shares
Related Party Transactions
Shares issued during the period value new issues	$ 250.0
Purchase price | $ / shares	$ 10.00
Affiliate of Sponsor
Related Party Transactions
Shares issued during the period value new issues	$ 10.0